TRADE AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	Apr. 25, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of trade receivables		$ 4,347,736	$ 4,466,709
Aggregate carring amount value analysis		3,241,915	181,405
Receivables from contracts with customers		$ 4,963,636	$ 6,184,970	$ 4,099,989
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Receivables from contracts with customers	$ 600,000